DAC AND POLICYHOLDER BONUS INTEREST CREDITS (Tables)	12 Months Ended
Dec. 31, 2017
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Schedule of Changes in Deferred Acquisition Costs

Changes in deferred acquisition costs at December 31, 2017 and 2016 were as follows:

	December 31,
	2017	2016
	(in millions)
Balance, beginning of year	$6,049	$6,047
Capitalization of commissions, sales and issue expenses	687	697
Amortization	(503)	(779)
Change in unrealized investment gains and losses	(314)	84

Balance, end of year	$5,919	$6,049

Schedule of Components of Amortization of Deferred Policy Acquisition Costs

The components of Amortization of deferred policy acquisition costs, net as presented in the income statement are as follows:

	December 31,
	2017	2016	2015
	(in millions)
Commissions and distribution related payments	$523	$536	$559
Compensation and benefits	156	154	157
Other operating costs and expenses	8	7	7

Capitalization of commissions, sales and issue expenses	687	697	723

Amortization	(503)	(779)	(431)

Amortization of deferred policy acquisition costs, net	$184	$(82)	$292

Schedule of Change in Deferred Assets for Policyholder Bonus Interest Credit

Changes in the deferred asset for policyholder bonus interest credits are as follows:

	December 31,
	2017	2016
	(in millions)
Balance, beginning of year	$504	$534
Policyholder bonus interest credits deferred	7	13
Amortization charged to income	(38)	(43)

Balance, end of year	$473	$504